GENERAL	12 Months Ended
Dec. 31, 2019
GENERAL [Abstract]
GENERAL	GENERAL
a.General:
NICE Ltd. and its subsidiaries (the "Company") is a global enterprise cloud software leader, serving two main markets, Customer Engagement and Financial Crime and Compliance. The Company's core mission is to transform experiences to be extraordinary and trusted. The Company's software is used by customer service organizations of enterprises of all sizes and verticals, and by compliance and fraud-prevention groups in leading financial institutions.

The Company help organizations transform customer experiences with solutions aimed at understanding consumer journeys, creating smarter hyper-personalized connections, managing omnichannel interactions and providing digital-centric self-service capabilities. The Company also help organizations transform their workforce experience with solutions aimed at engaging employees, optimizing operations and automating processes. Additionally, The Company help financial services organizations make experiences safer with solutions aimed at predicting needs and identifying risks to prevent money laundering and fraud, as well as ensuring compliance in real-time.

NICE Ltd. is at the forefront of several industry technological disruptions: the growing maturity of analytics and AI, the adoption of cloud platforms by enterprises, the expansion of use of digital channels to communicate with customers, and the shift by financial institutions to integrated risk management solutions for end-to-end financial crime prevention. The Company's solutions form a comprehensive and unified portfolio based on its unique domain expertise for driving customer experience transformation and preventing financial crime as well as enhancing public safety. These solutions are built on innovative cloud platforms that are digital-first, integrating advanced analytics, AI and automation in a wide range of business applications.

b.Acquisitions:
1. Acquisitions in 2019:
During 2019, the Company acquired certain companies, accounted for a as business combination and an asset acquisition (see also note 2z). The financial results of the acquired companies are included in the Company’s consolidated financial statements, from their respective acquisition dates, and the results from each of these companies were not individually material to the Company’s consolidated financial statements. In the aggregate, the total preliminary purchase price for these acquisitions was approximately $26,671 in cash. The Company preliminary recorded $15,683 of identifiable intangible assets, based on their estimated fair values, and $14,480 of residual goodwill. The preliminary fair value estimates for the assets acquired assumed for these acquisitions completed during 2019 were based upon preliminary calculations and valuations, and the estimates and assumptions for these acquisitions are subject to change as the Company obtains additional information during the respective measurement periods (up to one year from the respective acquisition dates).

2. Acquisition of Mattersight Corporation in 2018:
On August 20, 2018, the Company completed the acquisition of Mattersight Corporation ("Mattersight"), a leading provider of cloud based analytics for customer service organizations. The Company acquired Mattersight for total consideration of $105,053.
Upon acquisition, Mattersight became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. This method requires, among other things, that assets acquired and liabilities assumed in a business combination be recognized at their fair values as of the acquisition date. The Company recorded core technology, customer relationships, customer backlog and goodwill in amount of $50,852; $7,757; $5,439 and $48,579, respectively. The estimated useful life of the core technology, customer relationships, and customer backlog are 5 to 7 years, 7 years, and 2 to 3 years, respectively.
Goodwill generated from this business combination is attributed to synergies between the Company's and Mattersight's respective products and services. The goodwill is not deductible for income tax purposes. The fair value estimates of assets acquired and liabilities assumed from this acquisition were based on a preliminary valuation, which was finalized during 2019 as part of the measurement period. See Note 8 regarding changes during 2019.

The results of Mattersight's operations have been included in the consolidated financial statements since August 20, 2018. Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated statement of income.
3. Acquisitions in 2017:
During 2017, the Company acquired certain companies. These acquisitions were not significant individually or in the aggregate. The financial results of the acquired companies are included in the Company's consolidated financial statements from their respective acquisition dates, and the results from each of these companies were not individually material to the Company's consolidated financial statements. In the aggregate, the total purchase price for these acquisitions was approximately $76,870. The Company preliminarily recorded $2,291 of net tangible liabilities and $51,015 of identifiable intangible assets, based on their estimated fair values, and $28,145 of residual goodwill. The fair value of assets acquired and liabilities assumed from those acquisitions were based on a preliminary valuation which was finalized during 2018 as part of the measurement period. See Note 8 regarding changes during 2018.
4. Acquisitions related costs:
During 2019, 2018 and 2017, acquisition related costs amounted to $720, $1,249 and $970 respectively, and were included in general and administrative expenses.